Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 152.1	$ 105.4	$ 569.4
Other comprehensive income, before tax:
Change in unrealized gains on securities	(11.6)	785.3	1,234.0
Change in other-than-temporary impairment losses	29.0	(6.9)	(100.1)
Pension and other post-employment benefit liability	0	(0.2)	1.9
Other comprehensive income, before tax	17.4	778.2	1,135.8
Income tax expense related to items of other comprehensive income	72.9	(99.3)	(334.0)
Other comprehensive income, after tax	90.3	678.9	801.8
Total comprehensive income	$ 242.4	$ 784.3	$ 1,371.2